MUNIHOLDINGS NEW JERSEY INSURED FUND, INC.


                              March 11, 1998


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549


Attention:  Division of Investment Management

          Re:  MuniHoldings New Jersey Insured Fund, Inc.,
               Pre-Effective Amendment No. 1 to
               Registration Statement on Form N-2
               (Securities Act File No. 333-45365
               Investment Company Act File No. 811-08621)
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Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), MuniHoldings New Jersey Insured Fund, Inc. (the "Fund") hereby certifies that:

     (1) the form of Prospectus that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Pre-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-2; and

     (2)    the   text  of  Pre-Effective  Amendment  No.  1  to  the  Fund's
Registration Statement on Form N-2 was filed electronically with the Securities and Exchange Commission on March 6, 1998.


                                    Very truly yours,

                                    MUNIHOLDINGS NEW JERSEY
                                      INSURED FUND, INC.


                                    By:   /s/ Alice A. Pellegrino
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                                          Assistant Secretary